Intellectual property (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Amortization	$ 1,698,514	$ 1,698,514
Intellectual Property, Net	8,072,967	9,771,481	$ 11,469,995
Intellectual Property [Member]
Intellectual Property Gross	25,546,610	25,546,610
Accumulated Amortization	17,473,643	15,775,129
Intellectual Property, Net	8,072,967	9,771,481
SFD Hydrocarbon Right acquired [Member]
Intellectual Property Gross	25,271,000	25,271,000
Accumulated Amortization	17,409,334	15,724,601
Intellectual Property, Net	7,861,666	9,546,399
SFD Geothermal Right acquired [Member]
Intellectual Property Gross	275,610	275,610
Accumulated Amortization	64,309	50,528
Intellectual Property, Net	$ 211,301	$ 225,082